Securities (Summary of Unrealized Gains and Losses) (Details) - CAD ($) $ in Millions	Apr. 30, 2026	Oct. 31, 2025
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Fair value	$ 128,612	$ 126,369
Securities [Member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	127,566	125,518
Gross unrealized gains	961	864
Gross unrealized (losses)	(308)	(301)
Fair value	128,219	126,081
Securities [Member] | Debt securities [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	124,460	122,663
Gross unrealized gains	623	571
Gross unrealized (losses)	(199)	(200)
Fair value	124,884	123,034
Securities [Member] | Government and government-related securities [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	102,424	100,939
Gross unrealized gains	525	454
Gross unrealized (losses)	(157)	(159)
Fair value	102,792	101,234
Securities [Member] | Government and government-related securities [member] | Canadian government federal debt [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	17,159	15,956
Gross unrealized gains	42	23
Gross unrealized (losses)	(62)	(88)
Fair value	17,139	15,891
Securities [Member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	20,849	20,971
Gross unrealized gains	168	120
Gross unrealized (losses)	(4)	(11)
Fair value	21,013	21,080
Securities [Member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	54,282	54,279
Gross unrealized gains	272	267
Gross unrealized (losses)	(89)	(54)
Fair value	54,465	54,492
Securities [Member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	8,311	7,864
Gross unrealized gains	25	15
Gross unrealized (losses)	(1)	(4)
Fair value	8,335	7,875
Securities [Member] | Government and government-related securities [member] | Mortgage-backed securities [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	1,823	1,869
Gross unrealized gains	18	29
Gross unrealized (losses)	(1)	(2)
Fair value	1,840	1,896
Securities [Member] | Other debt securities [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	22,036	21,724
Gross unrealized gains	98	117
Gross unrealized (losses)	(42)	(41)
Fair value	22,092	21,800
Securities [Member] | Other debt securities [member] | Asset-backed financings [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	8,316	8,713
Gross unrealized gains	22	11
Gross unrealized (losses)	(11)	(15)
Fair value	8,327	8,709
Securities [Member] | Other debt securities [member] | Corporate and other debt [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	13,720	13,011
Gross unrealized gains	76	106
Gross unrealized (losses)	(31)	(26)
Fair value	13,765	13,091
Securities [Member] | Equity Securities [Member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	3,106	2,855
Gross unrealized gains	338	293
Gross unrealized (losses)	(109)	(101)
Fair value	3,335	3,047
Securities [Member] | Equity Securities [Member] | Common shares [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	2,401	2,332
Gross unrealized gains	253	226
Gross unrealized (losses)	(30)	(22)
Fair value	2,624	2,536
Securities [Member] | Equity Securities [Member] | Preference shares [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	705	523
Gross unrealized gains	85	67
Gross unrealized (losses)	(79)	(79)
Fair value	$ 711	$ 511